UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2020

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress Small Cap Growth Fund

ANNUAL REPORT

October 31, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Congress Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.congressasset.com/funds. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (888) 688-1299.

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Performance Information	8
Sector Allocations	14
Schedules of Investments
Large Cap Growth	15
Mid Cap Growth	17
Small Cap Growth	19
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	30
Notes to Financial Statements	38
Report of Independent Registered Public Accounting Firm	50
Expense Examples	51
Statement Regarding Liquidity Risk Management Program	54
Approval of Investment Advisory Agreement	55
Trustees and Executive Officers	60
Additional Information	66
Privacy Notice	Inside Back Cover

Annual Letter to Mutual Fund Shareholders
For the period November 1, 2019 to October 31, 2020

Dear Fellow Shareholders:

General Market Commentary:

The manifestation of the COVID-19 pandemic in February resulted in unprecedented economic closures worldwide.  Gross Domestic Product (GDP), the broadest measure of our economy, collapsed in the first half of 2020 resulting in the quickest, sharpest recession in history.  Over 20 million Americans lost their jobs and unemployment spiked to 14.7% in April.  The Federal Reserve Bank responded with alacrity by lowering short term interest rates to zero and initiating programs to support businesses and municipalities.  The federal government also responded by passing the CARES Act in late March which pumped close to $2 trillion into the economy in the June quarter.  These actions helped assuage stock investors’ concerns as the stock market recovered much of its pandemic related losses during the summer months.

After the shock of the initial shut down, the economy began to gradually recover, albeit in much different form.  Internet retailers experienced robust growth as did all things housing – furniture, paint, hardware.  Many began to work from home for the first time stoking demand for networking and computing technologies to foster the new paradigm. GDP rose 33.1% in the September quarter, not fully recovering but on a clear upward trajectory.  Employment began to heal also as unemployment fell to 6.9% in October.

The economic recovery remains tenuous.  Broad swaths of our economy are mired in pandemic induced capacity restrictions or outright shut downs.  Much depends on the path of the virus.  The November announcements of three promising vaccines may offer a light at the end of the tunnel. Still, market volatility may increase as investors adjust to the ever changing reality of the pandemic and the related effects on economic growth and consumer and business practices.

Performance Highlights and Portfolio Commentary:

CONGRESS LARGE CAP GROWTH FUND	Ticker Symbols
(“Large Cap Growth” or the “Fund”)	Institutional Class: CMLIX
Retail Class: CAMLX

Summary of Results
For the fiscal year ended October 31, 2020, the Fund’s Retail Class shares returned 25.00%, while the Institutional Class shares returned 25.27%.  This compares with a return of 29.22% during the reporting period for the Russell 1000® Growth Index (the “Index”), which serves as the Fund’s benchmark.

Contributors and Detractors to Performance
The stocks that contributed most to the year’s gains were Apple Inc., Amazon.com, Inc., Microsoft Corporation, Adobe, Inc., and Paypal Holdings Inc.  Four of these stocks were also the Fund’s largest positions during the year.  Apple’s, Amazon’s, Microsoft’s, and Adobe’s businesses all benefited from the pandemic induced shutdowns as companies and consumers shifted more activity online.  The Information Technology sector’s weight in the Fund increased to 36.7% as software and services stocks such as PayPal and Ansys performed well.  Thermo Fisher Scientific benefited from the expansion of COVID-19 testing.

Relative to the Index, stock selection in the Health Care, Industrials, and Financials sectors was a positive.  The Fund was underweight in the Information Technology sector relative to the Index, hurting performance.  Likewise, the Fund was underweight Apple, Microsoft, and Adobe which detracted from relative performance.

•
Apple Inc., is the world’s largest information technology company.  Despite significant headwinds from the pandemic as well as continued supply chain constraints, the company delivered solid results highlighted by excellent sales growth in the iPhone, iPad, and Mac products.  Its second quarter 2020 results were punctuated by record levels of sales in the App Store, Video, and Cloud.

•
Amazon.com, Inc. is the world’s leading online retailer.  As noted earlier, Amazon has clearly benefited from consumers shopping from home during the pandemic.  The company saw an increase in average order size and frequency in the second and third quarters of 2020, including one-day shipping orders.

The stocks that detracted most from performance were Intuitive Surgical, Inc., Motorola Solutions, Inc., Honeywell International Inc., L3Harris Technologies Inc., and Ciena Corporation.  L3Harris, an aerospace and defense company, performed  poorly as decreased demand for air travel weighed on its aerospace business.

•
Intuitive Surgical, Inc. develops, manufactures, and markets the da Vinci Surgical System along with related instruments and accessories used in minimally invasive surgery. Procedure growth has been hurt by COVID-19, impacting the company’s results. The lack of clarity around the overall impact of the disruption led to the position being sold.

•
Motorola Solutions, Inc. provides mission-critical communication devices and services. The pandemic’s influence on public safety budgets and the resulting implications for Motorola in meeting long-term financial targets along with weak results in its Enterprise business dragged down the stock’s performance.  The position was sold during the Fund’s fiscal year.

CONGRESS MID CAP GROWTH FUND	Ticker Symbols
(“Mid Cap Growth” or the “Fund”)	Institutional Class: IMIDX
Retail Class: CMIDX

Summary of Results
For the fiscal year ended October 31, 2020, the Fund’s Retail Class shares returned 18.85%, while the Institutional Class shares returned 19.15%.  This compares with a return of 21.14% during the reporting period for the Russell Midcap® Growth Index (the “Index”), which serves as the Fund’s benchmark.

Contributors and Detractors to Performance
Factors positively affecting the Fund’s performance included stock selection in the Consumer Discretionary and Communication Services sectors.  In addition, a lack of exposure to the Energy sector benefited the Fund.  However, stock selection in the Health Care and Information Technology sectors detracted from relative performance during the reporting period.

The stocks that contributed the most to the year’s gains were e-commerce operator Etsy, Inc., semiconductor producer Monolithic Power Systems, Inc., home power generator leader Generac Holdings Inc., preclinical and clinical laboratory services provider Charles River Laboratories International Inc., and semiconductor manufacturer Skyworks Solutions, Inc.

•
Etsy, Inc. operates an online global marketplace for unique and creative goods such as shoes, clothing, bags, and accessories.  Etsy has experienced a sharp acceleration in its business since the onset of COVID-19 as consumers have gravitated to its marketplace for masks and other products such as home furnishings.  The company is focused on retaining new customers and expanding its already strong seller and buyer networks.  Finally, Etsy has delivered significant margin improvement this year and believes that online purchasing trends will continue, increasing its total addressable market opportunity.

•
Monolithic Power Systems, Inc. is a semiconductor company that designs, develops, and markets high-performance power solutions. The company’s results continued to substantially outpace industry growth, driven by content wins as customers look to diversify their supplier base.  Monolithic also deftly navigated the pandemic without meaningful manufacturing or supply chain disruption and successfully added capacity to address ongoing demand without sacrificing margin expansion.

The stocks that detracted the most from performance were payment processing solution provider WEX, Inc., value retailer Five Below, Inc., professional services firm Genpact Limited, precision manufacturer RBC Bearings Inc., and real estate investment trust Sun Communities, Inc.

•
WEX, Inc. is a leading global provider of corporate B2B payment solutions with core verticals in vehicle fleet payment processing, travel and corporate payments, and health and employee benefits. The pandemic had a major negative impact on the operations of two of its key end-markets; trucking and travel. Given its heavy exposure to fuel costs, fleet transaction volume, and consumer and business travel, we felt that the uncertainties surrounding the recovery of its business fundamentals were too high, resulting in the stock being sold in March 2020.

•
Five Below, Inc. is a specialty value retailer offering a broad range of high quality merchandise targeted at the teen and pre-teen customer.  Five Below started the year with disappointing holiday season comparable store sales.  It also strayed from its pricing discipline and began to sell merchandise above its prior five-dollar price point maximum.  Finally, the company experienced some operational and supply chain challenges and was negatively impacted by store closures due to COVID-19.  These factors resulted in the stock being sold.

CONGRESS SMALL CAP GROWTH FUND	Ticker Symbols
(“Small Cap Growth” or the “Fund”)	Institutional Class: CSMCX
Retail Class: CSMVX

Summary of Results
For the fiscal year ended October 31, 2020, the Fund’s Retail Class shares returned 13.51%, while the Institutional Class shares returned 13.78%.  This compares with a return of 13.37% during the reporting period for the Russell 2000® Growth Index (the “Index”), which serves as the Fund’s benchmark.

Contributors and Detractors to Performance
Factors positively affecting the Fund’s performance included strong stock selection in the Health Care and Information Technology sectors.  In addition, an underweight relative allocation to Real Estate benefited performance.  However, stock selection in Consumer Staples, Consumer Discretionary, and Financials detracted from performance.

The stocks that contributed the most to the year’s gains were diagnostic test manufacturer Quidel Corporation, bioprocessing equipment manufacturer Repligen Corporation, pharmaceutical software provider Simulations Plus, Inc., cloud communications provider RingCentral, Inc., and mobile advertising platform Digital Turbine, Inc.

•	Quidel Corporation provides diagnostic solutions for the point of care, where favorable business trends have been enhanced by the company’s development of diagnostic tests for the COVID-19 pandemic.

•
Repligen Corporation provides bioprocessing technology and solutions used in the process of manufacturing biologic drugs.  Accelerating momentum from its biotech customers’ development and manufacture of biologics and biosimilars is now complemented by a ramp in COVID-19 vaccine and therapeutic related activity.

The stocks that detracted the most from performance were fragrance developer Inter Parfums, Inc., integrated solutions provider Cubic Corporation, medical device manufacturer CONMED Corporation, internet services provider J2 Global, Inc., and precision bearings manufacturer RBC Bearings, Inc.

•	Inter Parfums, Inc. manufactures and markets prestige fragrances and related products. Sales stalled with global travel and retail store closures due to the COVID-19 pandemic.

•
Cubic Corporation provides integrated solutions for government agencies in the areas of transportation and defense.  The financial condition of its transit agency customers has been challenged by the population’s avoidance of public transportation, jeopardizing the adoption of Cubic’s next generation technologies.

In Closing:
As the investment world continues to evolve, we appreciate our shareholders’ continued confidence and trust in us. We look forward to continuing to serve you.

Sincerely,

Daniel A. Lagan, CFA	Todd Solomon, CFA
Large Cap Growth	Mid Cap Growth

Lanny Thorndike	Gregg O’Keefe, CFA
Large Cap Growth	Small Cap Growth
Small Cap Growth	Mid Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in small and medium cap securities involve additional risks such as limited liquidity and greater volatility.

The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap® Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 2000® Growth Index is a broadly diversified index predominantly made up of growth stocks of small U.S. companies. The S&P 500® Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. The Russell 2000® Index is a broadly diversified index that measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the U.S. Equity Universe.

One cannot invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedules of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2020

			Since	Ending
	One	Three	Inception	Value
	Year	Year	(9/18/2017) [1]	(10/31/2020)
Large Cap Growth, Retail Class	25.00%	17.74%	18.18%	$16,834
Russell 1000® Growth Index	29.22	18.77	19.60	17,474
S&P 500® Index	9.71	10.42	11.06	13,871

This chart illustrates the performance of a hypothetical $10,000 investment made on September 18, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

[1]
Effective as of the close of business on September 15, 2017, Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. Due to the change related to the Reorganization, the Retail Class inception is now September 18, 2017.

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2020

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2020)
Large Cap Growth,
Institutional Class	25.27%	18.02%	15.38%	15.10%	$408,089
Russell 1000® Growth Index	29.22	18.77	17.32	16.31	452,904
S&P 500® Index	9.71	10.42	11.71	13.01	339,871

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

The information shown reflects the historical performance of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”). Effective as of the close of business on September 15, 2017, the Accounting Survivor was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. Upon completion of the reorganization, the Fund assumed the performance, financial and other historical information of the Accounting Survivor.

MID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2020

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(10/31/2012)	(10/31/2020)
Mid Cap Growth,
Retail Class	18.85%	12.76%	12.80%	13.91%	$28,352
Russell Midcap®
Growth Index	21.14	15.21	14.15	15.29	31,217
S&P 500® Index	9.71	10.42	11.71	13.37	27,296

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

MID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2020

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(10/31/2012)	(10/31/2020)
Mid Cap Growth,
Institutional Class	19.15%	13.03%	13.08%	14.19%	$288,995
Russell Midcap®
Growth Index	21.14	15.21	14.15	15.29	312,158
S&P 500® Index	9.71	10.42	11.71	13.37	272,949

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

SMALL CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell 2000® Growth Index

Annualized Returns for the periods ended October 31, 2020

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2020)
Small Cap Growth, Retail Class	13.51%	12.39%	11.33%	11.52%	$29,760
Russell 2000® Growth Index	13.37	7.90	10.36	11.95	30,922

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Returns of the Retail Class shown in the table reflect the returns of the Investor Class of the Predecessor Fund.

SMALL CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell 2000® Growth Index

Annualized Returns for the periods ended October 31, 2020

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2020)
Small Cap Growth,
Institutional Class	13.78%	12.65%	11.61%	11.85%	$306,381
Russell 2000® Growth Index	13.37	7.90	10.36	11.95	309,216

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (888) 688-1299.

Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Returns of the Institutional Class shown in the table reflect the returns of the Institutional Class of the Predecessor Fund.

CONGRESS FUNDS

SECTOR ALLOCATIONS at October 31, 2020 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	36.7%
Health Care	14.3%
Consumer Discretionary	13.1%
Industrials	9.0%
Communication Services	7.5%
Financials	6.6%
Consumer Staples	4.7%
Materials	3.9%
Real Estate	2.9%
Cash [1]	1.3%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	32.6%
Health Care	21.0%
Industrials	19.0%
Consumer Discretionary	10.8%
Consumer Staples	6.4%
Financials	4.6%
Communication Services	2.5%
Real Estate	2.2%
Cash [1]	0.9%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Information Technology	29.1%
Industrials	23.0%
Health Care	21.1%
Consumer Discretionary	11.7%
Consumer Staples	3.2%
Materials	2.5%
Real Estate	2.2%
Financials	1.9%
Communication Services	1.4%
Cash [1]	3.9%
Total	100.0%

1  Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2020

Shares		Value
COMMON STOCKS: 98.7%

Aerospace & Defense: 1.1%
26,425	L3Harris
	Technologies, Inc.	$4,257,332
Banks: 1.6%
48,600	First Republic Bank	6,130,404

Beverages: 0.6%
18,800	PepsiCo, Inc.	2,505,852

Biotechnology: 1.6%
29,650	Vertex
	Pharmaceuticals,
	Inc. [1]	6,177,874

Capital Markets: 3.2%
47,616	Moody’s Corp.	12,518,246

Chemicals: 3.9%
29,000	Air Products &
	Chemicals, Inc.	8,010,960
10,525	The Sherwin-
	Williams Co.	7,240,989
		15,251,949
Communications Equipment: 1.2%
123,800	Ciena Corp. [1]	4,876,482

Diversified Telecommunication
Services: 1.4%
98,050	Verizon
	Communications,
	Inc.	5,587,870

Equity Real Estate
Investment Trusts: 2.9%
48,788	American
	Tower Corp.	11,204,164

Food & Staples Retailing: 2.4%
26,900	Costco
	Wholesale Corp.	9,619,978

Health Care Equipment
& Supplies: 6.8%
97,556	Abbott
	Laboratories	10,254,111
22,400	IDEXX
	Laboratories, Inc. [1]	9,515,968
34,900	Stryker Corp.	7,050,149
		26,820,228
Health Care Providers
& Services: 1.6%
20,000	UnitedHealth
	Group, Inc.	6,102,800

Household Products: 1.7%
50,025	The Procter &
	Gamble Co.	6,858,428

Industrial Conglomerates: 1.9%
20,500	Roper
	Technologies, Inc.	7,612,470

Insurance: 1.8%
77,000	The Progressive
	Corp.	7,076,300

Interactive Media & Services: 6.1%
6,800	Alphabet, Inc. –
	Class A [1]	10,989,548
4,613	Alphabet, Inc. –
	Class C [1]	7,477,719
21,000	Facebook, Inc. –
	Class A [1]	5,525,310
		23,992,577
Internet & Direct
Marketing Retail: 6.2%
8,080	Amazon.com,
	Inc. [1]	24,532,092

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2020 (Continued)

Shares		Value
COMMON STOCKS: 98.7% (Continued)

IT Services: 8.8%
25,700	Accenture
	PLC – Class A	$5,574,587
61,600	PayPal
	Holdings, Inc. [1]	11,465,608
96,352	Visa, Inc. –
	Class A	17,508,122
		34,548,317
Life Sciences Tools
& Services: 2.1%
17,850	Thermo Fisher
	Scientific, Inc.	8,445,192

Machinery: 3.2%
45,000	Caterpillar, Inc.	7,067,250
49,400	Dover Corp.	5,469,074
		12,536,324
Multiline Retail: 2.2%
41,250	Dollar General Corp.	8,609,287

Pharmaceuticals: 2.2%
54,200	Zoetis, Inc.	8,593,410

Professional Services: 1.3%
61,000	IHS Markit Ltd.	4,933,070

Road & Rail: 1.5%
60,000	Canadian National
	Railway Co.	5,967,000

Semiconductors &
Semiconductor Equipment: 1.5%
42,900	NXP
	Semiconductors NV	5,796,648

Software: 17.5%
51,992	Adobe, Inc. [1]	23,245,623
24,400	ANSYS, Inc. [1]	7,426,628
26,500	Intuit, Inc.	8,339,020
116,891	Microsoft Corp.	23,666,921
16,575	Paycom
	Software, Inc. [1]	6,034,792
		68,712,984
Specialty Retail: 3.5%
51,695	The Home
	Depot, Inc.	13,787,573

Technology Hardware,
Storage & Peripherals: 7.7%
278,500	Apple, Inc.	30,317,510

Textiles, Apparel &
Luxury Goods: 1.2%
15,050	Lululemon
	Athletica, Inc. [1]	4,805,315
TOTAL COMMON STOCKS
(Cost $185,869,654)		388,177,676

SHORT-TERM INVESTMENTS: 1.3%

Money Market Funds: 1.3%
5,178,985	First American
	Treasury
	Obligations Fund –
	Institutional Class,
	0.046% [2]	5,178,985
TOTAL SHORT-TERM
INVESTMENTS
(Cost $5,178,985)		5,178,985
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $191,048,639)		393,356,661
Other Assets in Excess
of Liabilities: 0.0% [3]		99,291
TOTAL NET
ASSETS: 100.0%		$393,455,952

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of October 31, 2020.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2020

Shares		Value
COMMON STOCKS: 99.1%

Aerospace & Defense: 3.6%
135,000	Huntington Ingalls
	Industries, Inc.	$19,909,800
85,000	Teledyne
	Technologies,
	Inc. [1]	26,277,750
		46,187,550
Banks: 2.5%
250,026	First Republic
	Bank	31,538,280

Biotechnology: 2.1%
275,000	Neurocrine
	Biosciences, Inc. [1]	27,134,250

Building Products: 2.6%
120,012	Lennox
	International, Inc.	32,602,460

Capital Markets: 2.1%
350,027	Raymond James
	Financial, Inc.	26,756,064

Commercial Services
& Supplies: 5.3%
100,014	Cintas Corp.	31,459,404
325,047	Copart, Inc. [1]	35,872,187
		67,331,591
Communications
Equipment: 2.3%
750,000	Ciena Corp. [1]	29,542,500

Distributors: 3.0%
110,017	Pool Corp.	38,487,247

Electrical Equipment: 3.3%
200,042	Generac
	Holdings, Inc. [1]	42,038,826

Electronic Equipment,
Instruments & Components: 5.0%
275,000	Keysight
	Technologies,
	Inc. [1]	28,839,250
120,000	Zebra Technologies
	Corp. –
	Class A [1]	34,036,800
		62,876,050
Entertainment: 2.5%
200,014	Take-Two Interactive
	Software, Inc. [1]	30,986,169

Equity Real Estate
Investment Trusts: 2.2%
200,000	Sun Communities,
	Inc.	27,526,000

Food Products: 4.0%
300,037	Lamb Weston
	Holdings, Inc.	19,037,348
175,000	McCormick &
	Company, Inc. [3]	31,589,250
		50,626,598
Health Care Equipment
& Supplies: 9.8%
85,010	The Cooper
	Companies, Inc.	27,122,440
165,000	ResMed, Inc.	31,670,100
175,000	STERIS PLC	31,008,250
125,000	West Pharmaceutical
	Services, Inc.	34,008,750
		123,809,540
Household Products: 2.4%
350,000	Church &
	Dwight Co., Inc.	30,936,500

Internet & Direct
Marketing Retail: 2.9%
300,000	Etsy, Inc. [1]	36,477,000

IT Services: 4.4%
300,000	Akamai
	Technologies,
	Inc. [1]	28,536,000
350,000	Booz Allen Hamilton
	Holding Corp.	27,475,000
		56,011,000

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2020 (Continued)

Shares		Value
COMMON STOCKS: 99.1% (Continued)

Life Sciences Tools
& Services: 6.1%
175,000	Charles River
	Laboratories
	International,
	Inc. [1]	$39,847,500
37,504	Mettler-Toledo
	International,
	Inc. [1]	37,425,617
		77,273,117
Machinery: 2.5%
185,000	IDEX Corp.	31,522,150

Pharmaceuticals: 3.0%
500,000	Horizon
	Therapeutics
	PLC [1]	37,465,000

Semiconductors &
Semiconductor Equipment: 11.8%
673,510	Diodes, Inc. [1]	38,949,083
420,000	Entegris, Inc.	31,403,400
145,020	Monolithic Power
	Systems, Inc.	46,348,392
230,027	Skyworks
	Solutions, Inc.	32,500,515
		149,201,390
Software: 9.1%
235,000	Fortinet, Inc. [1]	25,936,950
100,023	Paycom
	Software, Inc. [1]	36,417,374
231,451	Qualys, Inc. [1]	20,332,970
155,028	Synopsys, Inc. [1]	33,154,288
		115,841,582
Specialty Retail: 4.9%
135,016	Burlington
	Stores, Inc. [1]	26,136,397
400,000	Williams-
	Sonoma, Inc.	36,484,000
		62,620,397

Trading Companies
& Distributors: 1.7%
540,000	HD Supply
	Holdings, Inc. [1]	21,524,400
TOTAL COMMON STOCKS
(Cost $799,791,382)		1,256,315,661

SHORT-TERM INVESTMENTS: 0.9%

Money Market Funds: 0.9%
11,083,183	First American
	Treasury
	Obligations Fund –
	Institutional Class,
	0.046% [2]	11,083,183
TOTAL SHORT-TERM
INVESTMENTS
(Cost $11,083,183)		11,083,183
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $810,874,565)		1,267,398,844
Other Assets in Excess
of Liabilities: 0.0% [4]		19,079
TOTAL NET
ASSETS: 100.0%		$1,267,417,923

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of October 31, 2020.
[3]	Non-voting shares.
[4]	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2020

Shares		Value
COMMON STOCKS: 96.1%

Aerospace & Defense: 4.4%
37,000	Mercury Systems,
	Inc. [1]	$2,548,560
35,000	Vectrus, Inc. [1]	1,383,200
		3,931,760
Auto Components: 2.9%
30,500	Fox Factory
	Holding Corp. [1]	2,564,440

Building Products: 7.0%
30,395	AAON, Inc.	1,775,372
26,500	Simpson
	Manufacturing
	Co., Inc.	2,351,080
30,000	Trex Company, Inc. [1]	2,086,200
		6,212,652
Capital Markets: 1.9%
30,000	Cohen & Steers, Inc.	1,689,300

Chemicals: 2.5%
22,353	Balchem Corp.	2,234,182

Commercial Services
& Supplies: 2.6%
17,160	MSA Safety, Inc.	2,263,747

Communications Equipment: 1.9%
75,000	Radware Ltd. [1]	1,687,500

Electronic Equipment,
Instruments & Components: 2.6%
21,500	Novanta, Inc. [1]	2,337,480

Entertainment: 1.4%
175,000	Glu Mobile, Inc. [1]	1,253,000

Equity Real Estate
Investment Trusts: 2.2%
14,500	EastGroup
	Properties, Inc.	1,929,660

Food Products: 2.1%
100,000	The Simply Good
	Foods Co. [1]	1,880,000

Health Care Equipment
& Supplies: 4.1%
50,000	Inmode Ltd. [1]	1,828,000
25,245	Neogen Corp. [1]	1,760,586
		3,588,586
Health Care Providers
& Services: 3.4%
28,090	AMN Healthcare
	Services, Inc. [1]	1,833,715
50,000	Progyny, Inc. [1]	1,218,500
		3,052,215
Health Care Technology: 5.6%
57,000	HMS Holdings
	Corp. [1]	1,517,340
53,000	Simulations Plus, Inc.	3,435,460
		4,952,800
Household Durables: 2.7%
12,600	Helen Of Troy Ltd. [1]	2,388,960

Internet & Direct
Marketing Retail: 1.8%
80,000	1-800-Flowers.com,
	Inc. – Class A [1]	1,586,400

IT Services: 2.7%
40,784	WNS Holdings
	Ltd. – ADR [1]	2,350,790

Leisure Products: 2.4%
137,287	Clarus Corp.	2,129,321

Life Sciences Tools
& Services: 8.0%
23,237	Medpace
	Holdings, Inc. [1]	2,577,913
27,000	Repligen Corp. [1]	4,497,390
		7,075,303
Machinery: 2.2%
23,730	ESCO Technologies,
	Inc.	1,985,964

Personal Products: 1.1%
50,000	elf Beauty, Inc. [1]	1,013,500

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2020 (Continued)

Shares		Value
COMMON STOCKS: 96.1% (Continued)

Professional Services: 3.5%
27,335	ASGN, Inc. [1]	$1,822,698
13,000	FTI Consulting, Inc. [1]	1,279,980
		3,102,678
Road & Rail: 3.3%
20,000	Saia, Inc. [1]	2,953,200

Semiconductors &
Semiconductor Equipment: 4.9%
35,000	Brooks Automation,
	Inc.	1,634,500
44,360	Power Integrations,
	Inc.	2,670,915
		4,305,415
Software: 17.0%
27,200	CyberArk
	Software Ltd. [1]	2,696,880
120,000	Digital Turbine, Inc. [1]	3,439,200
27,302	J2 Global, Inc. [1]	1,853,260
20,200	Qualys, Inc. [1]	1,774,570
9,000	RingCentral,
	Inc. – Class A [1]	2,325,060
34,500	SPS Commerce, Inc. [1]	2,952,855
		15,041,825
Specialty Retail: 1.9%
52,000	Boot Barn
	Holdings, Inc. [1]	1,665,040
TOTAL COMMON STOCKS
(Cost $56,928,994)		85,175,718

SHORT-TERM INVESTMENTS: 3.7%

Money Market Funds: 3.7%
3,313,103	First American
	Treasury
	Obligations Fund –
	Institutional Class, 0.046% [2]
		3,313,103
TOTAL SHORT-TERM
INVESTMENTS
(Cost $3,313,103)		3,313,103
TOTAL INVESTMENTS
IN SECURITIES: 99.8%
(Cost $60,242,097)		88,488,821
Other Assets in Excess
of Liabilities: 0.2%		188,332
TOTAL NET
ASSETS: 100.0%		$88,677,153

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2020

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
ASSETS
Investments in unaffiliated securities, at value
(Cost $191,048,639, $810,874,565,
and $60,242,097, respectively)	$393,356,661	$1,267,398,844	$88,488,821
Cash	—	800	—
Receivables:
Fund shares sold	296,775	2,064,017	349,150
Dividends and interest	292,004	298,802	3,307
Prepaid expenses	12,512	30,247	15,015
Total assets	393,957,952	1,269,792,710	88,856,293

LIABILITIES
Payables:
Investment advisory fees, net	174,481	674,019	53,814
Fund shares redeemed	154,027	1,131,435	6,366
Fund administration fees	49,981	145,820	13,822
Transfer agent fees	32,586	76,748	19,235
Fund accounting fees	31,543	95,414	7,408
Sub-transfer agent fees	24,680	158,139	11,026
Audit fees	23,600	23,600	23,600
Custody fees	3,645	14,192	1,009
Chief Compliance Officer fees	2,694	2,695	2,694
Distribution fees – Retail Class	2,591	21,386	38,255
Other accrued expenses	2,172	31,339	1,911
Total liabilities	502,000	2,374,787	179,140
NET ASSETS	$393,455,952	$1,267,417,923	$88,677,153

COMPONENTS OF NET ASSETS
Paid-in capital	$157,410,790	$783,364,359	$52,728,341
Total distributable (accumulated)
earnings (losses)	236,045,162	484,053,564	35,948,812
Total net assets	$393,455,952	$1,267,417,923	$88,677,153

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$2,998,862	$24,756,468	$45,691,203
Shares of beneficial interest
issued and outstanding	79,530	1,015,982	1,644,992
Net asset value, offering price,
and redemption price per share	$37.71	$24.37	$27.78
Institutional Class:
Net assets	$390,457,090	$1,242,661,455	$42,985,950
Shares of beneficial interest
issued and outstanding	10,303,916	50,208,870	1,397,539
Net asset value, offering price,
and redemption price per share	$37.89	$24.75	$30.76

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2020

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of
$20,738, $—, and $591, respectively)	$3,546,968	$6,621,892	$293,540
Interest	20,995	55,583	24,298
Other income	550	852	447
Total investment income	3,568,513	6,678,327	318,285

EXPENSES
Investment advisory fees	1,797,391	6,794,908	700,512
Fund administration fees	197,952	582,816	54,803
Transfer agent fees	132,588	293,270	76,958
Fund accounting fees	124,970	381,439	29,453
Sub-transfer agent fees	102,426	672,175	47,176
Miscellaneous expenses	34,686	66,489	10,812
Registration expenses	34,088	45,404	33,569
Custody fees	25,384	81,604	6,742
Audit fees	23,600	23,600	23,600
Trustees fees	18,272	29,941	14,160
Chief Compliance Officer fees	10,630	10,630	10,630
Distribution fees – Retail Class	7,891	62,256	110,187
Legal fees	7,444	7,445	7,444
Reports to shareholders	7,332	64,156	5,371
Insurance expenses	3,502	5,509	3,013
Interest expenses	—	689	574
Total expenses	2,528,156	9,122,331	1,135,004
Less: fees waived	—	—	(200,684)
Net expenses	2,528,156	9,122,331	934,320
Net investment income (loss)	1,040,357	(2,444,004)	(616,035)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	34,170,178	33,895,131	9,238,122
Change in net unrealized
appreciation/depreciation	44,763,695	172,919,346	1,823,323
Net realized and unrealized
gain (loss) on investments	78,933,873	206,814,477	11,061,445
Net increase (decrease) in net
assets resulting from operations	$79,974,230	$204,370,473	$10,445,410

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,040,357	$1,748,331
Net realized gain (loss) on investments	34,170,178	24,207,812
Change in net unrealized
appreciation/depreciation on investments	44,763,695	28,574,781
Net increase (decrease) in net assets
resulting from operations	79,974,230	54,530,924

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders – Retail Class	(283,371)	(216,640)
Distributions to shareholders – Institutional Class	(24,776,336)	(16,209,400)
Total distributions to shareholders	(25,059,707)	(16,426,040)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	(1,414,933)	(747,506)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	8,844,905	(3,624,155)
Total increase (decrease) in net assets
from capital share transactions	7,429,972	(4,371,661)
Total increase (decrease) in net assets	62,344,495	33,733,223

NET ASSETS
Beginning of year	331,111,457	297,378,234
End of year	$393,455,952	$331,111,457

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	17,762	$614,027	28,164	$849,259
Shares issued in
reinvestment of distributions	8,076	249,962	7,374	199,624
Shares redeemed	(67,230)	(2,278,922)	(58,182)	(1,796,389)
Net increase (decrease)	(41,392)	$(1,414,933)	(22,644)	$(747,506)

	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	622,729	$21,110,073	455,510	$13,245,850
Shares issued in
reinvestment of distributions	669,235	20,773,056	502,586	13,640,177
Shares redeemed	(1,002,541)	(33,038,224)	(1,016,112)	(30,510,182)
Net increase (decrease)	289,423	$8,844,905	(58,016)	$(3,624,155)

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(2,444,004)	$(1,461,023)
Net realized gain (loss) on investments	33,895,131	69,388,022
Change in net unrealized appreciation/depreciation
on investments	172,919,346	122,287,206
Change in net unrealized appreciation/depreciations
on translation of other assets	—	12
Net increase (decrease) in net assets
resulting from operations	204,370,473	190,214,217

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders – Retail Class	(1,472,651)	(915,155)
Distributions to shareholders – Institutional Class	(57,075,133)	(26,818,059)
Total distributions to shareholders	(58,547,784)	(27,733,214)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	(4,607,832)	(11,208,656)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	50,305,039	(79,834,829)
Total increase (decrease) in net assets
from capital share transactions	45,697,207	(91,043,485)
Total increase (decrease) in net assets	191,519,896	71,437,518

NET ASSETS
Beginning of year	1,075,898,027	1,004,460,509
End of year	$1,267,417,923	$1,075,898,027

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	192,524	$4,223,783	218,171	$4,332,960
Shares issued in
reinvestment of distributions	59,450	1,272,226	42,509	768,991
Shares redeemed	(471,562)	(10,103,841)	(816,091)	(16,310,607)
Net increase (decrease)	(219,588)	$(4,607,832)	(555,411)	$(11,208,656)

	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	13,571,272	$292,581,132	10,300,795	$204,131,777
Shares issued in
reinvestment of distributions	1,853,871	40,191,918	1,015,919	18,571,006
Shares redeemed	(13,081,677)	(282,468,011)	(15,092,052)	(302,537,612)
Net increase (decrease)	2,343,466	$50,305,039	(3,775,338)	$(79,834,829)

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2020	October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(616,035)	$(358,832)
Net realized gain (loss) on investments	9,238,122	8,439,830
Change in net unrealized appreciation/depreciation
on investments	1,823,323	(1,308,422)
Net increase (decrease) in net assets
resulting from operations	10,445,410	6,772,576

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders – Retail Class	(3,773,768)	(4,339,059)
Distributions to shareholders – Institutional Class	(2,686,040)	(2,634,243)
Total distributions to shareholders	(6,459,808)	(6,973,302)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	(531,829)	(3,975,779)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	6,015,600	3,159,578
Total increase (decrease) in net assets
from capital share transactions	5,483,771	(816,201)
Total increase (decrease) in net assets	9,469,373	(1,016,927)

NET ASSETS
Beginning of year	79,207,780	80,224,707
End of year	$88,677,153	$79,207,780

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	63,073	$1,716,144	26,715	$684,678
Shares issued in
reinvestment of distributions	144,064	3,626,102	173,522	4,135,031
Shares redeemed	(230,244)	(5,874,075)	(346,259)	(8,795,488)
Net increase (decrease)	(23,107)	$(531,829)	(146,022)	$(3,975,779)

	Year Ended		Year Ended
	October 31, 2020		October 31, 2019
	Shares	Amount	Shares	Amount
Institutional Class:
Shares Sold	406,200	$11,666,708	256,798	$7,339,126
Shares issued in
reinvestment of distributions	83,842	2,331,655	82,634	2,154,257
Shares redeemed	(278,387)	(7,982,763)	(225,000)	(6,333,805)
Net increase (decrease)	211,655	$6,015,600	114,432	$3,159,578

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

RETAIL CLASS

				Period
				Ending
	Year Ended October 31,			October 31,
	2020	2019	2018	2017 [1]
Net asset value,
beginning of year/period	$32.51	$29.04	$26.41	$25.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.03	0.09	0.08	(0.00)[3]
Net realized and unrealized
gain (loss) on investments	7.57	4.99	2.58	0.81
Total from investment operations	7.60	5.08	2.66	0.81

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.14)	(0.03)	—
From net realized gain	(2.32)	(1.47)	—	(0.37)
Total distributions	(2.40)	(1.61)	(0.03)	(0.37)
Net asset value, end
of year/period	$37.71	$32.51	$29.04	$26.41
Total return	25.00%	18.61%	10.08%	3.14%[4]

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$3.0	$3.9	$4.2	$4.4
Portfolio turnover rate	24%	20%	17%	25%[4,5]

RATIOS:
Expenses to average net assets	0.95%	0.96%	0.99%	0.94%[6]
Net investment income (loss)
to average net assets	0.08%	0.31%	0.26%	(0.10)%[6]

[1]	For performance and accounting purposes, inception date is September 18, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Portfolio turnover is calculated at the total Fund level.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year [1]

INSTITUTIONAL CLASS

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$32.67	$29.11	$26.45	$22.03	$23.36

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.10	0.17	0.15	0.09	0.03
Net realized and unrealized
gain (loss) on investments	7.60	5.01	2.57	5.64	(0.55)
Total from investment operations	7.70	5.18	2.72	5.73	(0.52)

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.15)	(0.06)	(0.11)	(0.04)
From net realized gain	(2.32)	(1.47)	—	(1.20)	(0.77)
Total distributions	(2.48)	(1.62)	(0.06)	(1.31)	(0.81)
Paid-in capital from redemption	—	—	—	0.00 [3]	0.00 [3]
Net asset value, end of year	$37.89	$32.67	$29.11	$26.45	$22.03
Total return	25.27%	18.94%	10.32%	27.25%	(2.24)%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$390.5	$327.2	$293.2	$281.7	$205.6
Portfolio turnover rate	24%	20%	17%	25%	44%

RATIOS:
Expenses to average net assets	0.70%	0.71%	0.74%	1.05%	1.13%
Net investment income (loss)
to average net assets	0.29%	0.56%	0.50%	0.42%	0.13%

[1]
Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Shares Trust. At the close of business on September 15, 2017, the Century Shares Trust, a series of Century Capital Management Trust (“Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Fund. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.90469743, as the Accounting Survivor’s net asset value was $23.5215 while the Fund’s net asset value was $25.9993 on the date of Reorganization.

[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

RETAIL CLASS

	Year Ended October 31,
	2020	2019	2018
Net asset value, beginning of year/period	$21.65	$18.62	$18.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.10)	(0.07)	(0.03)
Net realized and unrealized
gain (loss) on investments	4.02	3.62	0.19
Total from investment operations	3.92	3.55	0.16

LESS DISTRIBUTIONS:
From net investment income	—	—	—
From net realized gain	(1.20)	(0.52)	—
Total distributions	(1.20)	(0.52)	—
Paid-in capital from redemption	—	—	—
Net asset value, end of year/period	$24.37	$21.65	$18.62
Total return	18.85%	19.60%	0.87%

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$24.8	$26.7	$33.3
Portfolio turnover rate	27%	26%	44%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.05%	1.08%	1.08%
After fees waived and expenses absorbed	1.05%	1.08%	1.08%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.46)%	(0.38)%	(0.18)%
After fees waived and expenses absorbed	(0.46)%	(0.38)%	(0.18)%

[1]	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.10% of the Retail Class’ daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

Period
Ended	Year Ended
October 31,	December 31,
2017 [1]	2016	2015
$16.17	$14.43	$14.55

(0.06)	0.00 [3]	(0.02)

2.35	1.89	(0.00)[3]
2.29	1.89	(0.02)

—	(0.00)[3]	—
(0.00)[3]	(0.15)	(0.10)
(0.00)[3]	(0.15)	(0.10)
—	0.00 [3]	0.00 [3]
$18.46	$16.17	$14.43
14.16%[4]	13.11%	(0.15)%

$42.0	$48.0	$18.3
30%[4]	18%	24%

1.05%[5]	1.08%	1.12%
1.03%[5,6]	1.00%	1.00%

(0.40)%[5]	(0.07)%	(0.25)%
(0.38)%[5,6]	0.01%	(0.13)%

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

INSTITUTIONAL CLASS

	Year Ended October 31,
	2020	2019	2018
Net asset value, beginning of year/period	$21.92	$18.81	$18.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.05)	(0.03)	0.01
Net realized and unrealized
gain (loss) on investments	4.08	3.66	0.20
Total from investment operations	4.03	3.63	0.21

LESS DISTRIBUTIONS:
From net investment income	(0.00)[3]	(0.00)[3]	(0.01)
From net realized gain	(1.20)	(0.52)	—
Total distributions	(1.20)	(0.52)	(0.01)
Paid-in capital from redemption	—	—	—
Net asset value, end of year/period	$24.75	$21.92	$18.81
Total return	19.15%	19.86%	1.12%

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$1,242.7	$1,049.2	$971.1
Portfolio turnover rate	27%	26%	44%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.80%	0.83%	0.83%
After fees waived and expenses absorbed	0.80%	0.83%	0.83%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.21)%	(0.13)%	0.06%
After fees waived and expenses absorbed	(0.21)%	(0.13)%	0.06%

[1]	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to 0.01%, $0.01, or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 0.85% of the Institutional Class’ daily net assets. The prior contractual limit was 0.75%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

Period
Ended	Year Ended
October 31,	December 31,
2017 [1]	2016	2015
$16.26	$14.50	$14.60

(0.02)	0.04	0.02

2.37	1.90	(0.00)[3]
2.35	1.94	0.02

—	(0.03)	(0.02)
(0.00)[3]	(0.15)	(0.10)
(0.00)[3]	(0.18)	(0.12)
—	0.00 [3]	0.00 [3]
$18.61	$16.26	$14.50
14.45%	13.38%	0.10%

$891.4	$556.4	$272.5
30%[4]	18%	24%

0.80%[5]	0.83%	0.87%
0.78%[5,6]	0.75%	0.75%

(0.15)%[5]	0.16%	0.00%[3]
(0.13)%[5,6]	0.24%	0.12%

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year [1]

RETAIL CLASS

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$26.69	$26.95	$23.54	$20.53	$28.53

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.22)	(0.14)	(0.19)	(0.19)	(0.17)
Net realized and unrealized
gain (loss) on investments	3.59	2.33	3.60	6.20	(1.48)
Total from investment operations	3.37	2.19	3.41	6.01	(1.65)

LESS DISTRIBUTIONS:
From net realized gain	(2.28)	(2.45)	—	(2.86)	(6.35)
From return of capital	—	—	—	(0.14)	—
Total distributions	(2.28)	(2.45)	—	(3.00)	(6.35)
Paid-in capital from redemption	—	—	—	0.00 [3]	0.00 [3]
Net asset value, end of year	$27.78	$26.69	$26.95	$23.54	$20.53
Total return	13.51%	9.19%	14.53%	29.32%	(6.77)%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$45.7	$44.5	$48.9	$47.3	$66.1
Portfolio turnover rate	44%	21%	35%	52%	82%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.49%	1.49%	1.45%	1.53%	1.46%
After fees waived and
expenses absorbed	1.25%	1.21%	1.33%[4]	1.53%	1.46%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(1.10)%	(0.82)%	(0.86)%	(0.82)%	(0.78)%
After fees waived and
expenses absorbed	(0.86)%	(0.54)%	(0.74)%[4]	(0.82)%	(0.78)%

[1]	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.25% of the Retail Class’ daily net assets. The prior contractual limit was 1.55%.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year [1]

INSTITUTIONAL CLASS

	Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$29.25	$29.24	$25.47	$21.96	$30.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.18)	(0.09)	(0.14)	(0.12)	(0.11)
Net realized and unrealized
gain (loss) on investments	3.97	2.55	3.91	6.63	(1.58)
Total from investment operations	3.79	2.46	3.77	6.51	(1.69)

LESS DISTRIBUTIONS:
From net realized gain	(2.28)	(2.45)	—	(2.86)	(6.35)
From return of capital	—	—	—	(0.14)	—
Total distributions	(2.28)	(2.45)	—	(3.00)	(6.35)
Paid-in capital from redemption	—	—	—	0.00 [3]	0.00 [3]
Net asset value, end of year	$30.76	$29.25	$29.24	$25.47	$21.96
Total return	13.78%	9.41%	14.84%	29.63%	(6.53)%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$43.0	$34.7	$31.3	$28.9	$88.2
Portfolio turnover rate	44%	21%	35%	52%	82%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.24%	1.28%	1.20%	1.25%	1.16%
After fees waived and
expenses absorbed	1.00%	1.00%	1.08%[4]	1.25%	1.16%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.86)%	(0.62)%	(0.61)%	(0.48)%	(0.47)%
After fees waived and
expenses absorbed	(0.62)%	(0.34)%	(0.49)%[4]	(0.48)%	(0.47)%

[1]	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 1.00% of the Institutional Class’ daily net assets. The prior contractual limit was 1.30%.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2020. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$388,177,676	$—	$—	$388,177,676
Short-Term Investments	5,178,985	—	—	5,178,985
Total Investments
in Securities	$393,356,661	$—	$—	$393,356,661

Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,256,315,661	$—	$—	$1,256,315,661
Short-Term Investments	11,083,183	—	—	11,083,183
Total Investments
in Securities	$1,267,398,844	$—	$—	$1,267,398,844

Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$85,175,718	$—	$—	$85,175,718
Short-Term Investments	3,313,103	—	—	3,313,103
Total Investments
in Securities	$88,488,821	$—	$—	$88,488,821

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

As of fiscal year end October 31, 2020, the Funds did not defer any post-October losses and did not have any capital loss carry-forwards. As of October 31, 2020, the Funds deferred late year losses of:

Large Cap Growth	$—
Mid Cap Growth	2,549,729
Small Cap Growth	—

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

As of October 31, 2020, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2020, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time Congress Asset Management Company, LLP (the “Advisor”) determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written program.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2020, the following adjustments were made[1]:

	Distributable
	(Accumulated)	Paid-In
	Earnings (Losses)	Capital
Large Cap Growth	$(1,100,789)	$1,100,789
Mid Cap Growth	(3,770,247)	3,770,247
Small Cap Growth	(731,317)	731,317

[1]	These differences were primarily due to net operating loss and foreign currency adjustments.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

K.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820.  The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements.  The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements.  ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13.  Management has chosen to early adopt the eliminated or modified disclosures.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Effective at the close of business on December 31, 2020, Mr. Alexander L. Thorndike will be leaving the Advisor and will therefore no longer serve as a Portfolio Manager of Small Cap Growth Fund and Large Cap Growth Fund.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

The advisory fees incurred during the year ended October 31, 2020, are disclosed in the Statements of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

	Class	Current
Large Cap Growth	Retail	1.20%
	Institutional	0.95%
Mid Cap Growth	Retail	1.10%
	Institutional	0.85%
Small Cap Growth	Retail	1.25%
	Institutional	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the year ended October 31, 2020, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.

Small Cap Growth:

Expiration	Amount
October 31, 2021	$99,954
October 31, 2022	218,294
October 31, 2023	200,684
$518,932

The Large Cap Growth and Small Cap Growth Funds did not waive any fees during the year ended October 31, 2020 and had no previously-waived fees available for reimbursement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2020, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the year ended October 31, 2020, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the year ended October 31, 2020, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the year ended October 31, 2020, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$85,646,357	$102,641,199
Mid Cap Growth	298,084,450	321,667,743
Small Cap Growth	35,167,366	34,897,039

There were no purchases or sales of long-term U.S. Government securities for the year ended October 31, 2020.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended October 31, 2020 and the prior fiscal year ended October 31, 2019 as applicable, were as follows:

Large Cap Growth:
	2020	2019
Distributions paid from:
Ordinary income	$1,640,514	$1,554,432
Long-term capital gain [1]	23,419,193	14,871,608
	$25,059,707	$16,426,040

Mid Cap Growth:
	2020	2019
Distributions paid from:
Ordinary income	$8,444,488	$163,824
Long-term capital gain [1]	50,103,296	27,569,390
	$58,547,784	$27,733,214

Small Cap Growth:
	2020	2019
Distributions paid from:
Ordinary income	$1,632,775	$—
Long-term capital gain [1]	4,827,033	6,973,302
	$6,459,808	$6,973,302

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

The components of accumulated earnings (losses) on a tax basis as of October 31, 2020, were as follows 2:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$191,048,639	$810,863,973	$60,380,510
Gross tax unrealized
appreciation	205,621,166	481,339,634	30,081,377
Gross tax unrealized
depreciation	(3,313,144)	(24,804,763)	(1,973,066)
Net unrealized appreciation
(depreciation)	202,308,022	456,534,871	28,108,311
Undistributed
ordinary income	666,303	—	87,444
Undistributed long-term
capital gain	33,070,837	30,068,422	7,753,057
Total distributable earnings	33,737,140	30,068,422	7,840,501
Other accumulated
gains (losses)	—	(2,549,729)	—
Total distributable
(accumulated)
earnings (losses)	$236,045,162	$484,053,564	$35,948,812

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the year ended October 31, 2020, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum available credit	$15,000,000	$30,000,000	$10,000,000
Largest amount outstanding
on an individual day	—	1,349,000	1,101,000
Average balance when in use	—	652,750	488,846
Loan outstanding as
of October 31, 2020	—	—	—
Average interest rate
when in use	—	4.75%	3.25%

Interest expense for the year ended October 31, 2020, is disclosed in the Statements of Operations, if applicable.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2020 (Continued)

NOTE 7 – COVID-19 PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 8 – ELECTION OF TRUSTEES TO THE BOARD OF TRUSTEES OF THE TRUST (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on June 17, 2020. The Meeting was held for all series of the Trust. All Trust shareholders of record, in the aggregate across all series of the Trust, were entitled to attend or submit proxies. As of the record date, April 20, 2020, the Trust had 980,568,279 shares outstanding. The results of the voting for the proposal was as follows:

Proposal: Election of Trustees to the Board of Trustees of the Trust
	For Votes	Votes Withheld
1. Eric W. Falkeis	681,049,390	10,981,441
2. Kathleen T. Barr	681,250,626	10,779,780
3. Ashi S. Parikh	681,087,446	10,940,163

Accordingly, effective June 17, 2020, the Board of Trustees of Professionally Managed Portfolios consists of the following individuals, each of whom have been elected by shareholders:

Kathleen T. Barr,	Ashi S. Parikh,
Independent Trustee	Independent Trustee
Wallace L. Cook,	Carl A. Froebel,
Independent Trustee	Independent Trustee
Eric W. Falkeis,	Steven J. Paggioli,
Independent Trustee	Independent Trustee

CONGRESS FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress Funds

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of October 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (with respect to Congress Mid Cap Growth Fund, for each of the three years in the period ended October 31, 2020, for the period ended October 31, 2017, and for each of the two years in the period ended December 31, 2016), and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2020

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/2020 – 10/31/2020).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. An Individual Retirement Account will be charged a $15 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2020 (Unaudited) (Continued)

Large Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/2020	10/31/2020	5/1/2020 – 10/31/2020 [1]
Retail Class Actual	$1,000.00	$1,185.10	$5.22
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.36	4.82

Institutional Class Actual	1,000.00	1,186.70	3.85
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.62	3.56

[1]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 0.95% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/2020	10/31/2020	5/1/2020 – 10/31/2020 [2]
Retail Class Actual	$1,000.00	$1,238.30	$5.85
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,019.91	5.28

Institutional Class Actual	1,000.00	1,240.00	4.45
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.17	4.01

[2]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.04% and 0.79%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2020 (Unaudited) (Continued)

Small Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/2020	10/31/2020	5/1/2020 – 10/31/2020 [3]
Retail Class Actual	$1,000.00	$1,202.60	$6.92
Retail Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,018.85	6.34

Institutional Class Actual	1,000.00	1,203.90	5.54
Institutional Class Hypothetical
(5% annual return
before expenses)	1,000.00	1,020.11	5.08

[3]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.25% and 1.00%, respectively (reflecting fee waivers in effect), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CONGRESS FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Funds were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 13-14, 2020, the Board (which is comprised of six persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Congress Asset Management Company, LLP (the “Advisor”) for each of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (each a “Fund,” and together, the “Funds”).  At this meeting and at a prior meeting held on May 19-20, 2020, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisor’s business continuity plan has operated during the recent COVID-19 pandemic. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor in person or by videoconference to discuss fund performance and investment outlook, as well as, various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2020.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

For the Congress Large Cap Growth Fund, the Board noted that the Fund outperformed its peer group median for the one-year, three-year, five-year and ten-year periods. The Board also considered that the Congress Large Cap Growth Fund outperformed its benchmark for the one- year and three-year periods and underperformed for the five-year and ten-year periods.  The Board additionally considered the Fund’s outperformance compared to the Advisor’s large cap growth composite for the one-year, three-year, five-year and ten-year periods, and the reasons given by the Advisor for the differences in performance.

For the Congress Mid Cap Growth Fund, the Board noted that the Fund outperformed its peer group median for the one-year period and underperformed for the three-year and five-year periods.  The Board also considered the outperformance of the Fund against its broad-based securities market benchmark for the one-year period and underperformance of the Fund against its broad-based securities market benchmark for the three-year and five-year periods.  The Board additionally considered the Fund’s underperformance compared to the Advisor’s mid cap growth

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

composite for the one-year, three-year and five-year periods, and the reasons given by the Advisor for that underperformance.

For the Congress Small Cap Growth Fund, the Board noted that the Fund outperformed its peer group median for the one-year, three-year, five-year and ten-year periods.  The Board also considered the Fund’s outperformance against its broad-based securities market benchmark for the one-year, three-year, five-year and ten-year periods.  The Board additionally considered the Fund’s outperformance compared to the Advisor’s small cap growth composite for the one-year and three-year periods and underperformance for the five-year periods, and the reasons given by the Advisor for the differences in performance.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

For the Congress Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.20% for the Fund’s Retail Class shares and 0.95% for its Institutional Class shares (the “Expense Caps”) and noted that the Fund was currently operating below these levels.  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were below its peer group median and average.  The Trustees also noted that the fees charged to the Congress Large Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress Mid Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.10% for the Fund’s Retail Class shares and 0.85% for its Institutional Class shares (the “Expense Caps”), and noted that the Fund was currently operating below these levels.  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were below its peer group

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

median and average.  The Trustees also noted that the fees charged to the Congress Mid Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress Small Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.25% for the Fund’s Retail Class shares and 1.00% for its Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee was higher than its peer group median and average and that its net expense ratio (less Rule 12b-1 fees) was equal to its peer group median and less than its average.  The Trustees also noted that the fees charged to the Congress Small Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board also considered that, with respect to the Congress Large Cap Growth Fund and Congress Mid Cap Growth Fund, the annual expense ratio for all classes had declined to levels below the respective Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds.  The Board considered any additional materials benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupation	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
And Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Independent Trustees of the Trust
Kathleen T. Barr	Trustee	Indefinite	Former owner	3	Independent
(born 1955)		Term;	of a registered		Director,
c/o U.S. Bank Global		Since	investment adviser,		Muzinich BDC,
Fund Services		November	Productive Capital		Inc. (August
2020 E. Financial Way		2018.	Management, Inc.;		2019 to
Suite 100			formerly, Chief		present);
Glendora, CA 91741			Administrative Officer,		Independent
			Senior Vice President		Trustee for the
			and Senior Managing		William Blair
			Director of Allegiant		Funds (2013
			Asset Management		to present)
			Company (merged		(21 series);
			with PNC Capital		Independent
			Advisors, LLC		Trustee for the
			in 2009); formerly,		AmericaFirst
			Chief Administrative		Quantitative
			Officer, Chief		Funds (2012
			Compliance Officer		to 2016).
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant Funds)
(registered investment
companies).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupation	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
And Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Wallace L. Cook	Trustee	Indefinite	Investment	3	Trustee, The
(born 1939)		Term;	Consultant;		Dana
c/o U.S. Bank Global		Since	formerly, Chief		Foundation.
Fund Services		May 1991.	Executive Officer,
2020 E. Financial Way			Rockefeller Trust
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice
President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international
consumer products
conglomerate).
Eric W. Falkeis	Trustee	Indefinite	Chief Executive	3	Independent
(born 1973)		Term;	Officer, Tidal ETF		Director,
c/o U.S. Bank Global		Since	Services LLC (2018		Muzinich BDC,
Fund Services		September	to present); formerly,		Inc. (August
2020 E. Financial Way		2011.	Chief Operating		2019 to
Suite 100	Chair-	Indefinite	Officer, Direxion		present);
Glendora, CA 91741	person	Term;	Funds (2013 to		Interested
		Since	2018); formerly,		Trustee, Tidal
		August	Senior Vice President		ETF Trust
		2019.	and Chief Financial		(2018 to present)
			Officer (and other		(8 series);
			positions), U.S.		Former
			Bancorp Fund		Interested
			Services, LLC.		Trustee,
Direxion Funds
(22 series),
Direxion Shares
ETF Trust
(112 series) and
Direxion
Insurance Trust
(2013 to 2018).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupation	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
And Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Carl A. Froebel	Trustee	Indefinite	Formerly, President	3	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bank Global		Since	National Investor
Fund Services		May 1991.	Data Services,
2020 E. Financial Way			Inc. (investment
Suite 100			related computer
Glendora, CA 91741			software).
Steven J. Paggioli	Trustee	Indefinite	Consultant;	3	Independent
(born 1950)		Term;	formerly, Executive		Director,
c/o U.S. Bank Global		Since	Vice President,		Muzinich BDC,
Fund Services		May 1991.	Investment Company		Inc. (August
2020 E. Financial Way			Administration, LLC		2019 to present);
Suite 100			(mutual fund		Independent
Glendora, CA 91741			administrator).		Trustee, AMG
Funds
(49 series);
Advisory Board
Member,
Sustainable
Growth
Advisers, LP.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupation	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
And Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Ashi S. Parikh	Trustee	Indefinite	Investment	3	Independent
(born 1966)		Term;	professional; formerly,		Trustee, PNC
c/o U.S. Bank Global		Since	Chief Executive and		Funds (2018
Fund Services		June	Chief Investment		to 2019)
2020 E. Financial Way		2020.	Officer and various		(32 series);
Suite 100			other positions, Ridge		Interested
Glendora, CA 91741			Worth Investments,		Trustee,
			LLC (global investment		RidgeWorth
			management firm)		Funds (2014
			(2006 to 2017);		to 2017)
			formerly, Chief		(35 series);
			Investment Officer		Board of
			Institutional Growth		Directors
			Equities, Eagle		Member,
			Asset Management		Investment
			(financial advisor);		Working Group,
			formerly Sr. Managing		The Ohio State
			Director, Growth		University
			Equities, Banc One		Endowments
			Investment Advisors		and Foundation
			(financial advisor).		2016 to present);
Board of
Directors, World
Methodist
Council,
Investment
Committee
2018 to present).
Officers of the Trust
Elaine E. Richards	President	Indefinite	Senior Vice	Not	Not
(born 1968)		Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global
Fund Services		March	Fund Services
2020 E. Financial Way		2013.	since July 2007.
Suite 100	Secretary	Indefinite
Glendora, CA 91741		Term;
Since
February
2008.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupation	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
And Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Carl G. Gee, J.D.	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1990)	Secretary	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global
Fund Services		March	Fund Services
615 East Michigan St.		2020.	since August 2016;
Milwaukee, WI 53202			Summer Associate,
Husch Blackwell
LLP (2015); Law
Clerk, Brady
Corporation (global
printing systems,
labels and safety
products company)
(2014 to 2015).
Aaron J. Perkovich	Vice	Indefinite	Vice President,	Not	Not
(born 1973)	President	Term;	U.S. Bank Global	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Fund Services
Fund Services		March	since June 2006.
615 East Michigan St.		2017.
Milwaukee, WI 53202	Treasurer	Indefinite
Term;
Since
August
2016.
Melissa Breitzman	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1983)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global Fund
Fund Services		August	Services LLC
615 East Michigan St.		2016.	since June 2005.
Milwaukee, WI 53202
Craig Benton	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1985)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global Fund
Fund Services		August	Services since
615 East Michigan St.		2016.	November 2007.
Milwaukee, WI 53202

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office [2] and	Occupation	Complex [3]	Directorships
Name, Address	with the	Length of	During	Overseen	Held During the
And Age	Trust [1]	Time Served	Past Five Years	by Trustees	Past 5 Years
Cory Akers	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1978)	Treasurer	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global Fund
Fund Services		August	Services since
615 East Michigan St.		2017.	October 2006.
Milwaukee, WI 53202
Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bank Global	Officer,	Since	Compliance
Fund Services		July 2011.	Officer, U.S.
615 East Michigan St.	Anti-		Bank Global
Milwaukee, WI 53202	Money		Fund Services
	Laundering		since August 2004.
Officer,

Vice
President

[1]	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]
Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78 (or, in the case of a Trustee who was over the age of 78 at the time the retirement policy was adopted in 2019, December 31, 2021).

[3]
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

CONGRESS FUNDS

QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the fiscal year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth	100.00%
Mid Cap Growth	79.73%
Small Cap Growth	27.89%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2020, was as follows:

Large Cap Growth	100.00%
Mid Cap Growth	75.23%
Small Cap Growth	25.27%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Large Cap Growth	0.00%
Mid Cap Growth	98.74%
Small Cap Growth	100.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

CONGRESS FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York  10019

Congress Large Cap Growth Fund

Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund

Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund

Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis, Steven J. Paggioli, and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Congress Small Cap Growth Fund

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    January 8, 2021

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    January 7, 2021

* Print the name and title of each signing officer under his or her signature.